Document and Entity Information	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity File Number	001-12669
Entity Registrant Name	SOUTHSTATE CORP
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0799315
Entity Address, Address Line One	1101 First Street South
Entity Address, Adress Line Two	Suite 202
Entity Address, City or Town	Winter Haven
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33880
City Area Code	863
Local Phone Number	293-4710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $2.50 per share
Trading Symbol	SSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000764038
Amendment Flag	false
Current Fiscal Year End Date	--12-31